Related Party Transactions	9 Months Ended
Sep. 30, 2018
Notes
Related Party Transactions

Note 6:  Related Party Transactions

In the normal course of business, there are various transactions between the Company and other related entities.  In certain circumstances, expenses such as those related to sales and marketing, administrative, operations, other support and infrastructure costs are shared between the companies. Expenses incurred that are specifically identifiable with a particular company are borne by that company; other expenses are allocated among the companies on the basis of time and usage studies. Amounts due from transactions with affiliates are generally settled monthly. The Company reimbursed CMFG Life $7,843 and $23,284 for these expenses for the three and nine months ended September 30, 2018 respectively; and $5,054 and $15,125 for the three and nine months ended September 30, 2017 respectively; which are included in operating and other expenses. and 2017, respectively; which are included in operating and other expenses.

Amounts receivable/payable from/to affiliates are shown in the following table:

	September 30,	December 31,
	2018	2017

Receivable from:
CMFG Life	$ 6,186	$ 8,492
Other	26	-

Total	$ 6,212	$ 8,492

Payable to:
CUNA Brokerage Services, Inc.	$ 2,455	$ 2,749
Other	-	22

Total	$ 2,455	$ 2,771

Amounts receivable from CMFG Life at September 30, 2018 and December 31, 2017 are primarily for a policyholder’s purchase of an MLIC annuity when a CMFG Life policyholder has surrendered their policy for the purchase of a single premium deferred annuity or flexible premium deferred variable annuity and for the cession of death claims related to the Company’s single premium deferred annuity or flexible premium deferred variable annuity.

The Company hires MEMBERS Capital Advisors, Inc. (“MCA”) for investment advisory services. MCA, which is 100% owned by CMIC, manages substantially all of the Company’s invested assets in accordance with policies, directives and guidelines established by the Company. The Company recorded MCA investment management fees totaling $14 and $14 for the nine months ended September 30, 2018 and 2017, respectively, which are included as a reduction to net investment income.

The Company utilizes CUNA Brokerage Services, Inc., which is 100% owned by CMIC, to distribute its single premium deferred annuity and flexible premium deferred variable annuity and recorded commission expense for this service of $21,883 and $21,053 for the nine months ended September 30, 2018 and 2017, respectively, which is included in operating and other expenses. This expense is entirely offset by commission income the Company receives from CMFG Life as part of the 2013 and 2015 reinsurance agreements.

See Note 7 regarding reinsurance and other agreements entered into by the Company and CMFG Life.